Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SPECTRUM FUNDS II, INC.
Entity Central Index Key	0000923084
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000169940
Shareholder Report [Line Items]
Fund Name	Spectrum Conservative Allocation Fund
Class Name	I Class
Trading Symbol	(PPIPX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Conservative Allocation Fund - I Class	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policy to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained higher for longer. Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the potential impacts from artificial intelligence.

  Versus the style-specific Morningstar Moderately Conservative Target Risk Index, structural composition contributed for the trailing one-year period. Specifically, the fund’s out-of-benchmark exposure to emerging markets bonds added value. Security selection in the underlying large-cap value strategy also contributed for the trailing one-year period. The fund’s allocation in this space outperformed its style-specific benchmark, which added value on a relative basis.

  On the negative side, security selection in emerging markets equities was a leading detractor during the period. The fund’s allocation in this space trailed its benchmark and weighed on relative returns. Likewise, the fund’s allocation to the Dynamic Global Bond strategy lagged its benchmark and detracted during the period.

  The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/2016
Spectrum Conservative Allocation Fund (I Class)	12.43%	5.50%	6.05%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	0.91
Morningstar Moderately Conservative Target Risk Index (Strategy Benchmark)	9.44	4.64	5.16

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 1,888,399,000
Holdings Count | Holding	1,823
Advisory Fees Paid, Amount	$ 4,346,000
InvestmentCompanyPortfolioTurnover	52.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,888,399
Number of Portfolio Holdings	1,823

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	35.4%
Bond Mutual Funds	25.7
Equity Mutual Funds	11.4
Private Investment Companies	6.4
U.S. Government & Agency Mortgage-Backed Securities	5.7
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	5.7
Corporate Bonds	5.1
Asset-Backed Securities	1.5
Short-Term and Other	3.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	6.4%
T. Rowe Price Multi-Strategy Total Return Fund - I Class	5.8
T. Rowe Price Dynamic Global Bond Fund - I Class	5.7
T. Rowe Price International Bond Fund (USD Hedged) - I Class	5.5
T. Rowe Price Institutional Emerging Markets Bond Fund	5.3
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.8
Federal National Mortgage Assn.	3.1
U.S. Treasury Notes	2.9
T. Rowe Price Real Assets Fund - I Class	2.8
T. Rowe Price Institutional Emerging Markets Equity Fund	2.7

Material Fund Change [Text Block]
C000005534
Shareholder Report [Line Items]
Fund Name	Spectrum Conservative Allocation Fund
Class Name	Investor Class
Trading Symbol	(PRSIX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Conservative Allocation Fund - Investor Class	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policy to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained higher for longer. Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the potential impacts from artificial intelligence.

  Versus the style-specific Morningstar Moderately Conservative Target Risk Index, structural composition contributed for the trailing one-year period. Specifically, the fund’s out-of-benchmark exposure to emerging markets bonds added value. Security selection in the underlying large-cap value strategy also contributed for the trailing one-year period. The fund’s allocation in this space outperformed its style-specific benchmark, which added value on a relative basis.

  On the negative side, security selection in emerging markets equities was a leading detractor during the period. The fund’s allocation in this space trailed its benchmark and weighed on relative returns. Likewise, the fund’s allocation to the Dynamic Global Bond strategy lagged its benchmark and detracted during the period.

  The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spectrum Conservative Allocation Fund (Investor Class)	12.26%	5.39%	5.01%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Morningstar Moderately Conservative Target Risk Index (Strategy Benchmark)	9.44	4.64	4.31

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 1,888,399,000
Holdings Count | Holding	1,823
Advisory Fees Paid, Amount	$ 4,346,000
InvestmentCompanyPortfolioTurnover	52.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,888,399
Number of Portfolio Holdings	1,823

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	35.4%
Bond Mutual Funds	25.7
Equity Mutual Funds	11.4
Private Investment Companies	6.4
U.S. Government & Agency Mortgage-Backed Securities	5.7
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	5.7
Corporate Bonds	5.1
Asset-Backed Securities	1.5
Short-Term and Other	3.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	6.4%
T. Rowe Price Multi-Strategy Total Return Fund - I Class	5.8
T. Rowe Price Dynamic Global Bond Fund - I Class	5.7
T. Rowe Price International Bond Fund (USD Hedged) - I Class	5.5
T. Rowe Price Institutional Emerging Markets Bond Fund	5.3
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.8
Federal National Mortgage Assn.	3.1
U.S. Treasury Notes	2.9
T. Rowe Price Real Assets Fund - I Class	2.8
T. Rowe Price Institutional Emerging Markets Equity Fund	2.7

Material Fund Change [Text Block]